Operating Lease Liabilities (Details)		1 Months Ended						5 Months Ended	6 Months Ended
	Jan. 01, 2022	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Nov. 25, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 22, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									3.95%
Weighted average discount rate									4.06%
Weighted average remaining operating leases									16 years
Prepaid total lease expense		$ 2,321,945	¥ 15,000,000		$ 2,319,791	¥ 15,000,000
Operating lease expense (in Dollars)									$ 234,404		$ 155,155
Short-term operating lease expense (in Dollars)								$ 855,825	$ 1,284,118
Operating lease liabilities interest rate	2.4584%			3.1365%			4.1239%
Lease matured date	Dec. 31, 2024			Nov. 24, 2029			Dec. 31, 2037
Lease amount of first installment (in Dollars)										$ 696,584
Lease amount (in Dollars)										$ 61,919
Remaining lease term									3 years 5 months 1 day
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate									3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate									4.80%
Villas [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									4.1239%
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									3.1365%
Office [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									2.4584%
Warehouse [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									3.95%